Trade and Other Receivables - Summary of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
Trade receivables	$ 33,408	$ 75,207
Reserves on trade receivables	(5,753)	(1,681)
Prepaids	19,773	20,349
Other receivables	10,343	9,408
VAT receivable	6,346	6,515
Total trade and other receivables	$ 64,117	$ 109,798